UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4983

Van Kampen Pennsylvania Tax Free Income Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	9/30

Date of reporting period:	12/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments December 31, 2005 (Unaudited)

Par Amount (000)	Description	Coupon	Maturity	Value

	Municipal Bonds 101.2%
	Pennsylvania 100.6%
$1,260	Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (AMT) (FGIC Insd)	5.625%	01/01/10	$1,338,158
1,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj (AMBAC Insd)	6.500	03/01/11	1,139,610
1,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj Rfdg (AMBAC Insd)	5.500	03/01/20	2,012,237
3,000	Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ	5.125	03/01/32	3,119,490
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Ser A (MBIA Insd) (a)	6.500	11/15/30	2,259,480
1,000	Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B	9.250	11/15/30	1,190,720
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	963,240
2,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/15	2,193,720
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/16	1,091,960
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/17	1,089,890
1,220	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,275,693
995	Allegheny Cnty, PA Res Mtg Single Family Ser MM (AMT) (GNMA Collateralized)	5.200	05/01/33	1,013,079
1,500	Allegheny Vly, PA Sch Dist Ser A (MBIA Insd)	5.000	11/01/28	1,574,745
1,000	Bear Vly, PA Jt Auth Wtr Rev (FSA Insd)	5.000	05/01/29	1,040,070
1,400	Bear Vly, PA Jt Auth Wtr Rev (FSA Insd)	5.000	05/01/36	1,449,252
1,895	Berks Cnty, PA Muni Auth College Albright College Proj (b)	5.500	10/01/18	2,008,624
1,500	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac Ser A	6.125	01/01/25	1,557,090
1,000	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac Ser A	6.250	01/01/35	1,035,600
1,280	Bucks Cnty, PA Wtr & Swr Auth Neshaminy Interceptor Ser A (AMBAC Insd) (b)	5.375	06/01/16	1,390,515
1,050	Bucks Cnty, PA Wtr & Swr Auth Neshaminy Interceptor Ser A (AMBAC Insd)	5.375	06/01/17	1,138,336
1,500	Canon McMillan Sch Dist PA Ser B (FGIC Insd)	5.500	12/01/29	1,610,055
1,000	Cheltenham Twp, PA (AMBAC Insd)	5.000	01/01/28	1,052,940
1,000	Chester Cnty, PA Indl Dec Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.000	04/15/22	1,019,690
2,000	Chester Cnty, PA Indl Dec Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.500	04/15/31	2,107,480
1,250	Cumberland Cnty, PA Muni Auth Dickinson College Ser A (AMBAC Insd)	5.500	11/01/30	1,340,325
1,200	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	1,120,212
1,240	Delaware Cnty, PA Auth College Cabrini College (Radian Insd)	5.750	07/01/23	1,307,580
1,500	Delaware Cnty, PA Auth College Neumann College Rfdg	6.000	10/01/31	1,575,960
1,900	Delaware Cnty, PA Indl Dev Auth Rev Res Recovery Fac Ser A Rfdg	6.100	07/01/13	2,002,410
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser A (AMT) (FGIC Insd)	5.000	11/01/38	3,073,620

1,700	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser B (AMT) (FGIC Insd)	5.000	11/01/36	1,742,517
1,665	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser C (AMT) (FGIC Insd)	5.000	02/01/35	1,707,724
2,500	Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Suburban Wtr (AMT) (AMBAC Insd)	5.350	10/01/31	2,613,200
3,535	Delaware Vly, PA Regl Fin Auth	5.750	07/01/17	4,018,694
1,000	Erie, PA Higher Ed Bldg Auth Mercyhurst College Proj Ser B Rfdg	5.000	03/15/23	1,011,740
2,115	Greater Johnstown, PA Sch Dist Ser B (MBIA Insd) (b)	5.375	08/01/15	2,306,281
720	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/16	787,709
1,415	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/17	1,539,237
760	Grove City, PA Area Hosp Auth Hlth Fac Rev Grove Manor Proj (Prerefunded @ 08/15/08)	6.625	08/15/29	796,784
2,500	Harrisburg, PA Pkg Auth Pkg Rev Gtd Ser P 1 (AMBAC Insd) (c)	5.250	09/01/27	2,669,600
1,000	Harrisburg, PA Res Gtd Sub Ser D 2 (FSA Insd)	5.000	12/01/33	1,068,880
1,865	Harveys Lake Gen Muni Auth PA College Rev College Misericordia Proj (ACA Insd)	5.750	05/01/14	1,972,275
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Annes Home	6.600	04/01/24	1,039,960
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Retirement Ser A	5.300	12/15/26	1,004,860
2,000	Lehigh Cnty, PA Gen Purp Auth Cedar Crest College Rfdg	6.700	04/01/26	2,052,060
1,500	Lehigh Cnty, PA Gen Purp Auth Good Shepherd Group Ser A	5.625	11/01/34	1,585,170
1,980	Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem	5.250	08/15/23	2,057,359
1,760	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Group Rfdg	6.000	11/01/23	1,698,259
1,085	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	1,019,412
535	Lycoming Cnty, PA Auth Hosp Lease Rev Divine Providence Sisters Ser A	6.500	07/01/22	535,407
1,095	Mercer Cnty, PA (FGIC Insd) (b)	5.500	10/01/17	1,193,561
1,500	Mifflin Cnty, PA Hosp Auth (Radian Insd)	6.200	07/01/25	1,640,385
1,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	6.000	01/01/43	1,069,230
1,420	Monroeville, PA Muni Auth San Ser B (MBIA Insd) (b)	5.250	12/01/21	1,530,760
1,450	Monroeville, PA Muni Auth San Ser B (MBIA Insd)	5.250	12/01/22	1,563,100
1,100	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A	5.125	06/01/32	1,127,225
1,000	Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev	6.300	01/01/13	1,000,780
1,100	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.125	02/01/28	1,152,591
1,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.250	02/01/35	1,050,090
1,190	Moon Area Sch Dist PA (FSA Insd)	5.000	11/15/25	1,259,829
2,000	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A	5.625	07/01/32	2,099,760
1,340	Muhlenberg, PA Sch Dist Ser A (FGIC Insd)	5.375	04/01/16	1,460,908
1,290	Northampton Twp, PA (FGIC Insd) (b)	5.375	05/15/16	1,392,103
1,440	Owen J Roberts Sch Dist PA (Prerefunded @ 08/15/12) (FSA Insd)	5.500	08/15/18	1,598,141
1,000	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Ser G Rfdg (AMT)	5.125	12/01/15	1,003,040
1,000	Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Management Inc Proj Ser A (AMT)	5.100	10/01/27	1,009,170

1,000	Pennsylvania Hsg Fin Agy Amt Single Family Mtg Ser 90A (AMT)	4.700		10/01/25	999,290
3,165	Pennsylvania Hsg Fin Agy Single Family Mtg Ser 74B (AMT)	5.250		04/01/32	3,234,915
3,020	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500		05/01/18	3,279,962
2,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500		05/01/34	2,088,460
1,000	Pennsylvania St Higher Ed Fac Auth Rev Messiah College Ser AA3 (Radian Insd)	5.500		11/01/22	1,075,610
1,505	Pennsylvania St Higher Ed Fac Auth Rev Philadelphia Univ (c)	5.500		06/01/20	1,590,017
2,000	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.375		01/01/25	2,132,560
1,095	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ (b)	5.500		01/01/19	1,181,275
1,600	Pennsylvania St Higher Ed Fac Auth Rev Univ of Scranton (AMBAC Insd) (b)	5.750		11/01/15	1,764,096
1,500	Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia Ser A (XLCA Insd)	5.000		11/01/36	1,554,030
3,000	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A	6.000		01/15/31	3,260,910
2,000	Pennsylvania St Pub Sch Bldg Auth Lehigh Career & Technical Inst (FGIC Insd)	5.250		10/01/32	2,125,500
2,000	Pennsylvania St Univ	5.000		09/01/35	2,094,360
1,365	Perkiomen Vly Sch Dist PA (FSA Insd) (b)	5.500		03/01/15	1,485,871
1,445	Perkiomen Vly Sch Dist PA (FSA Insd) (b)	5.500		03/01/16	1,565,932
1,500	Philadelphia, PA (FSA Insd)	5.250		09/15/25	1,590,900
1,000	Philadelphia, PA Arpt Rev Ser A (AMT) (MBIA Insd)	5.000		06/15/24	1,035,420
1,000	Philadelphia, PA Arpt Rev Ser A (AMT) (MBIA Insd)	5.000		06/15/25	1,034,640
9,000	Philadelphia, PA Auth Indl Dev Lease Rev Ser A (MBIA Insd)	5.375		02/15/27	9,344,430
2,505	Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg	7.750		12/01/17	2,535,085
2,500	Philadelphia, PA Gas Wks Rev Drivers Ser 384 (Inverse Floating Rate) (Acquired 01/20/04, Cost $3,018,536) (FSA Insd) (d)	6.911		07/01/11	2,886,525
1,000	Philadelphia, PA Gas Wks Rev Third Ser (Prerefunded @ 08/01/11) (FSA Insd)	5.500		08/01/15	1,093,430
1,000	Philadelphia, PA Gas Wks Rev Third Ser (Prerefunded @ 08/01/11) (FSA Insd)	5.500		08/01/16	1,088,740
1,000	Philadelphia, PA Gas Wks Rev Third Ser (Prerefunded @ 08/01/11) (FSA Insd)	5.500		08/01/17	1,086,640
3,750	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)		*	03/15/11	3,071,662
3,775	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)		*	03/15/12	2,954,617
4,400	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)		*	03/15/13	3,291,860
1,475	Pittsburgh, PA Urban Redev Auth Mtg Rev Ser D	6.250		10/01/17	1,509,190
2,250	Saint Mary Hosp Auth PA Hlth Sys Rev Ser B	5.375		11/15/34	2,365,380
2,435	Seneca Vly, PA Sch Dist (FGIC Insd)	5.125		01/01/23	2,598,072
1,000	Southcentral, PA Gen Auth Rev Hosp Hanover Hosp Inc. (Radian Insd)	5.000		12/01/30	1,030,730
1,355	State Pub Sch Bldg Auth PA (FSA Insd) (b) (c)	5.250		03/01/25	1,437,208
1,000	State Pub Sch Bldg Auth PA Sch Rev Colonial Inter Unit 20 (FGIC Insd)	5.000		05/15/30	1,047,590
2,000	Sto-Rox Sch Dist PA (Prerefunded @ 12/15/10) (MBIA Insd)	5.800		06/15/30	2,212,200
2,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMT) (AMBAC Insd)	5.500		01/01/19	2,689,925
2,350	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser D	5.375		01/01/18	2,408,492
1,835	Troy, PA Area Sch Dist Bradford (FGIC Insd) (b)	5.000		03/01/28	1,895,537

1,500	Unity Twp, PA Mun Auth Swr Rev (FSA Insd)	5.000	12/01/24	1,584,450
1,660	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/15	1,816,887
1,200	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/17	1,303,116
2,500	Washington Cnty, PA Ser A (AMBAC Insd)	5.125	09/01/27	2,624,100
2,045	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	2,205,246
2,500	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone A	5.750	01/01/26	2,570,825
900	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone A	5.875	01/01/32	921,528
2,420	Westmoreland Cnty, PA Mun Auth Drivers Ser 1228 (Acquired 12/19/05, Cost $2,791,978) (Inverse Floater) (FSA Insd) (d) (e)	6.661	08/15/13	2,823,656
				195,960,451

	Guam 0.6%
1,000	Guam Govt Wtr Wks Auth Wtr & Wastewtr Sys Rev	6.000	07/01/25	1,072,170

Total Long-Term Investments 101.2%				197,032,621
(Cost $187,352,383)

Short-Term Investment 0.7%				1,400,000
(Cost $1,400,000)

Total Investments 101.9%				198,432,621
(Cost $188,752,383)

Liabilities in Excess of Other Assets (1.9%)				(3,676,232)

Net Assets 100.0%				$194,756,389

Percentages are calculated as a percentage of net assets.

*		Zero coupon bond

(a)		All or a portion of this security has been physically segregated in connection with open futures contracts.

(b)		The Fund owns 100% of the bond issuance.

(c)		Securities purchased on a when-issued or delayed delivery basis.

(d)

These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.9% of net assets.

(e)

An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

ACA	-	American Capital Access
AMBAC	-	AMBAC Indemnity Corp.
AMT	-	Alternative Minimum Tax
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
MBIA	-	Municipal Bond Investors Assurance Corp.
Radian	-	Radian Asset Assurance
XLCA	-	XL Capital Assurance Inc.

Futures contracts outstanding as of December 31, 2005:

	Contracts	Unrealized Appreciation/Depreciation

Short Contracts:
5-Year U.S. Treasury Note – March 2006 (Current Notional Value of $106,344 per contract)	276	$(67,924)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s  internal control over financial reporting.

Item 3.  Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Tax Free Income Fund

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

By:	/s/ Phillip G. Goff
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: February 9, 2006